Cash and due from banks and inter-bank funds - Summary of restricted fund (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Inter-bank transfers	S/ 596,648	S/ 694,118
Derivative financial instruments	21,568	24,725
Others	1,550	1,848
Total	S/ 619,766	S/ 720,691